Note 3 - Summary of Significant Accounting Policies (Details) - Estimated Useful Lives	12 Months Ended
Feb. 02, 2013
Computer Equipment [Member] | Minimum [Member]
Note 3 - Summary of Significant Accounting Policies (Details) - Estimated Useful Lives [Line Items]
Useful Lives	3 years
Computer Equipment [Member] | Maximum [Member]
Note 3 - Summary of Significant Accounting Policies (Details) - Estimated Useful Lives [Line Items]
Useful Lives	5 years
Machinery and Equipment [Member] | Minimum [Member]
Note 3 - Summary of Significant Accounting Policies (Details) - Estimated Useful Lives [Line Items]
Useful Lives	3 years
Machinery and Equipment [Member] | Maximum [Member]
Note 3 - Summary of Significant Accounting Policies (Details) - Estimated Useful Lives [Line Items]
Useful Lives	10 years
Office Furniture [Member] | Minimum [Member]
Note 3 - Summary of Significant Accounting Policies (Details) - Estimated Useful Lives [Line Items]
Useful Lives	5 years
Office Furniture [Member] | Maximum [Member]
Note 3 - Summary of Significant Accounting Policies (Details) - Estimated Useful Lives [Line Items]
Useful Lives	10 years
Building [Member]
Note 3 - Summary of Significant Accounting Policies (Details) - Estimated Useful Lives [Line Items]
Useful Lives	39 years
Minimum [Member]
Note 3 - Summary of Significant Accounting Policies (Details) - Estimated Useful Lives [Line Items]
Useful Lives	7 years
Maximum [Member]
Note 3 - Summary of Significant Accounting Policies (Details) - Estimated Useful Lives [Line Items]
Useful Lives	10 years